CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating expenses:
Research and development				$ 137,412
Selling, general and administrative expenses	$ 8,310,160	$ 1,189,696	$ 16,840,854	951,239
Total operating expenses	8,310,160	1,189,696	16,840,854	1,088,651
Loss from operations	(8,310,160)	(1,189,696)	(16,840,854)	(1,088,651)
Other income/(expense):
Other income	5,062	26,987	36,439	11,792
Other expense		(256)	(256)
Foreign exchange gain	47,696	8,315	12,901	36
Total other income	52,758	35,046	49,084	11,828
Income (loss) before income taxes	(8,257,402)	(1,154,650)	(16,791,770)	(1,076,823)
Income tax expense			0
Net loss	(8,257,402)	(1,154,650)	(16,791,770)	(1,076,823)
Other comprehensive (loss)/income:
Foreign currency translation adjustment	(75,881)	(15,837)	(460,152)	(14,143)
Comprehensive loss	$ (8,333,283)	$ (1,170,487)	$ (17,251,922)	$ (1,090,966)
Weighted average shares outstanding, basic	129,386,413	121,566,683	123,964,463	83,748,856
Weighted average shares outstanding, diluted	129,386,413	121,566,683	123,964,463	83,748,856
Basic net income (loss) per share	$ (0.06)	$ (0.01)	$ (0.14)	$ (0.01)
Diluted net income (loss) per share	$ (0.06)	$ (0.01)	$ (0.14)	$ (0.01)